SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertiser deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of long-lived assets
Impairment of long-lived assets	$ 0	$ 0	$ 434,878
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of the committed spend	10.00%
Advertiser deposits	$ 90,065	$ 541,444